Operating Leases - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities
Within one year	¥ 201,174	¥ 207,712
Within a period of more than one year but not more than two years	134,223	148,891
Within a period of more than two years but not more than three years	74,494	116,488
Within a period of more than three years but not more than four years	56,952	66,457
Within a period of more than four years but not more than five years	36,006	52,571
More than five years	99,111	122,757
Total lease commitment	¥ 601,960	¥ 714,876